Consolidated Balance Sheet - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Assets
Cash and Cash Equivalents (Note 2)	$ 65,098	$ 77,934
Interest Bearing Deposits with Banks (Note 2)	3,640	4,109
Securities (Notes 3 and 10)
Trading	168,926	123,718
Fair value through profit or loss	19,064	16,733
Fair value through other comprehensive income	93,702	62,819
Debt securities at amortized cost	115,188	116,814
Securities, net	396,880	320,084
Securities Borrowed or Purchased Under Resale Agreements (Note 4)	110,907	115,662
Loans (Notes 4, 6 and 10)
Residential mortgages	191,080	177,250
Consumer instalment and other personal	92,687	104,042
Credit cards	13,612	12,294
Business and government	384,993	366,886
Loans gross of allowance for loan losses	682,372	660,472
Allowance for credit losses (Note 4)	(4,356)	(3,807)
Loans,net	678,016	656,665
Other Assets
Derivative instruments (Note 8)	47,253	39,976
Customers' liability under acceptances (Note 12)	359	8,111
Premises and equipment (Note 9)	6,249	6,241
Goodwill (Notes 10 and 11)	16,774	16,728
Intangible assets (Notes 10 and 11)	4,925	5,216
Current tax assets	2,219	2,052
Deferred tax assets (Note 23)	3,024	3,420
Receivable from brokers, dealers and clients	31,916	53,002
Other (Note 12)	42,387	37,806
Other assets	155,106	172,552
Total Assets	1,409,647	1,347,006
Liabilities and Equity
Deposits (Note 13)	982,440	910,879
Other Liabilities
Derivative instruments (Note 8)	58,303	50,193
Acceptances (Note 14)	359	8,111
Securities sold but not yet purchased (Note 14)	35,030	43,774
Securities lent or sold under repurchase agreements (Note 6)	110,791	106,108
Securitization and structured entities' liabilities (Notes 6 and 7)	40,164	27,094
Payable to brokers, dealers and clients	34,407	53,754
Insurance-related liabilities (Note 15)	18,770	14,458
Other (Note 14)	36,720	48,284
Other liabilities	334,544	351,776
Subordinated Debt (Note 16)	8,377	8,228
Total Liabilities	1,325,361	1,270,883
Equity
Contributed surplus	354	328
Retained earnings	46,469	44,006
Accumulated other comprehensive income	5,419	1,862
Total shareholders' equity	84,250	76,095
Non-controlling interest in subsidiaries (Note 17)	36	28
Total Equity	84,286	76,123
Total Liabilities and Equity	1,409,647	1,347,006
Preferred shares and other equity instruments (Note 17) [member]
Equity
Issued capital	8,087	6,958
Total Equity	8,087	6,958
Common shares (Note 17) [member]
Equity
Issued capital	23,921	22,941
Total Equity	$ 23,921	$ 22,941